Prepaid expenses and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Current Assets [Table Text Block]
The components of prepaid expenses and other receivables are as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Refundable value added tax on import	$2,517	$—
Other receivables	450	462
Total other prepaid expenses and other receivables	$2,967	$462